Quarterly Holdings Report
for
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2023
TSF-NPRT3-0423
1.9887486.104
Common Stocks - 45.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	188,800	3,570,208
Cellnex Telecom SA (a)	410,900	15,416,473
Cogent Communications Group, Inc. (b)	34,060	2,205,044
EchoStar Holding Corp. Class A (b)(c)	29,515	589,119
Liberty Global PLC Class C (c)	359,800	7,645,750
Verizon Communications, Inc.	379,109	14,713,220
		44,139,814
Entertainment - 0.7%
Activision Blizzard, Inc.	2,169,844	165,450,605
Cinemark Holdings, Inc. (b)(c)	419,800	5,713,478
IMAX Corp. (c)	1,164,020	21,464,529
International Games Systems Co. Ltd.	471,000	7,737,638
Liberty Media Corp. Liberty Formula One Series C (c)	264,800	17,971,976
Netflix, Inc. (c)	268,300	86,427,479
Nintendo Co. Ltd. ADR	963,015	8,984,930
Sciplay Corp. (A Shares) (c)	19,832	328,021
Sea Ltd. ADR (c)	234,700	14,666,403
Take-Two Interactive Software, Inc. (c)	111,598	12,225,561
The Walt Disney Co. (c)	898,622	89,511,737
Universal Music Group NV	1,577,883	37,177,050
Warner Bros Discovery, Inc. (c)	502,258	7,845,270
		475,504,677
Interactive Media & Services - 1.5%
Alphabet, Inc.:
Class A (c)	5,829,840	525,035,390
Class C (c)	1,725,240	155,789,172
Cars.com, Inc. (c)	465,700	8,941,440
Match Group, Inc. (c)	148,100	6,134,302
Meta Platforms, Inc. Class A (c)	1,678,600	293,654,284
QuinStreet, Inc. (c)	177,930	3,019,472
Snap, Inc. Class A (c)	2,792,200	28,340,830
Ziff Davis, Inc. (c)	231,187	18,259,149
ZIGExN Co. Ltd.	938,100	2,983,345
		1,042,157,384
Media - 0.7%
Altice U.S.A., Inc. Class A (c)	521,700	2,065,932
Cable One, Inc.	13,700	9,461,357
Charter Communications, Inc. Class A (c)	73,800	27,129,618
Comcast Corp. Class A	10,040,801	373,216,573
iHeartMedia, Inc. (c)	845,319	6,137,016
Interpublic Group of Companies, Inc. (b)	1,100,525	39,112,659
Liberty Broadband Corp.:
Class A (c)	192,225	16,671,674
Class C (c)	178,600	15,479,262
Nexstar Broadcasting Group, Inc. Class A	25,100	4,666,090
Pico Far East Holdings Ltd.	1,000,000	182,180
Sirius XM Holdings, Inc. (b)	163,535	717,919
TechTarget, Inc. (c)	20,540	774,974
The New York Times Co. Class A	288,900	11,122,650
Thryv Holdings, Inc. (c)	327,634	7,810,795
		514,548,699
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (c)	190,000	3,127,400
T-Mobile U.S., Inc. (c)	315,975	44,925,326
		48,052,726
TOTAL COMMUNICATION SERVICES		2,124,403,300
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.2%
Adient PLC (c)	1,299,541	55,516,392
Akwel	5,700	96,221
Autoliv, Inc.	56,918	5,269,468
BorgWarner, Inc.	425,803	21,409,375
Brembo SpA	212,700	3,356,594
Cie Automotive SA	186,000	5,445,547
Compagnie Plastic Omnium SA	103,600	1,871,587
DaikyoNishikawa Corp.	604,000	2,976,637
Gentex Corp.	198,092	5,655,527
Lear Corp.	239,445	33,438,494
Murakami Corp.	19,800	394,822
Patrick Industries, Inc. (b)	216,880	15,799,708
		151,230,372
Automobiles - 0.3%
Ferrari NV	64,200	16,715,754
General Motors Co.	153,246	5,936,750
Harley-Davidson, Inc.	146,000	6,942,300
Tesla, Inc. (c)	869,400	178,844,274
		208,439,078
Distributors - 0.0%
Arata Corp.	71,900	2,133,421
Harima-Kyowa Co. Ltd.	22,600	272,219
LKQ Corp.	219,606	12,581,228
		14,986,868
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (c)	345,009	13,496,752
Carriage Services, Inc.	10,742	364,369
European Wax Center, Inc. (b)	198,540	3,665,048
Grand Canyon Education, Inc. (c)	54,988	6,229,591
H&R Block, Inc.	2,684,900	98,804,320
Heian Ceremony Service Co. Ltd.	90,688	495,552
Laureate Education, Inc. Class A	2,218,900	26,316,154
OneSpaWorld Holdings Ltd. (c)	327,130	3,791,437
Perdoceo Education Corp. (c)	57,222	788,805
Service Corp. International	132,838	8,970,550
WW International, Inc. (b)(c)	44,901	164,338
		163,086,916
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	783,300	28,825,440
Betsson AB (B Shares)	166,700	1,496,765
Booking Holdings, Inc. (c)	55,767	140,755,908
Bowlero Corp. Class A (b)(c)	217,200	3,340,536
Brinker International, Inc. (c)	275,500	10,469,000
Caesars Entertainment, Inc. (c)	364,900	18,522,324
Churchill Downs, Inc.	219,700	53,997,866
Domino's Pizza, Inc.	138,617	40,754,784
El Pollo Loco Holdings, Inc. (b)	175,110	2,096,067
Everi Holdings, Inc. (c)	378,573	7,189,101
Expedia, Inc. (c)	120,066	13,083,592
Marriott International, Inc. Class A	467,100	79,052,004
McDonald's Corp.	126,900	33,490,179
NeoGames SA (c)	359,650	5,592,558
Noodles & Co. (c)	298,880	1,745,459
Penn Entertainment, Inc. (c)	326,800	9,977,204
Planet Fitness, Inc. (c)	248,900	20,173,345
Ruth's Hospitality Group, Inc.	625,970	11,674,341
Starbucks Corp.	83,802	8,555,346
Wingstop, Inc. (b)	53,844	9,172,325
Wyndham Hotels & Resorts, Inc.	392,148	30,203,239
Yum! Brands, Inc.	231,200	29,399,392
		559,566,775
Household Durables - 0.3%
Cavco Industries, Inc. (c)	6,970	1,986,450
Cuckoo Holdings Co. Ltd.	40,045	484,351
D.R. Horton, Inc.	200,800	18,569,984
Ethan Allen Interiors, Inc. (b)	16,727	494,283
FJ Next Co. Ltd.	112,000	830,818
Helen of Troy Ltd. (b)(c)	208,400	23,484,596
LGI Homes, Inc. (b)(c)	32,130	3,351,480
Mohawk Industries, Inc. (c)	302,514	31,113,565
Pressance Corp.	305,900	3,844,111
PulteGroup, Inc.	598,280	32,707,968
Skyline Champion Corp. (c)	44,573	3,049,239
Sony Group Corp. sponsored ADR	103,900	8,683,962
Tempur Sealy International, Inc. (b)	537,990	22,993,693
Toll Brothers, Inc.	87,402	5,238,876
TopBuild Corp. (c)	66,202	13,742,873
Vistry Group PLC	561,463	5,534,541
Whirlpool Corp. (b)	24,852	3,429,079
		179,539,869
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (c)	3,908,500	368,297,955
ASKUL Corp.	332,500	4,205,244
eBay, Inc.	1,370,500	62,905,950
PetMed Express, Inc. (b)	15,940	299,353
Revolve Group, Inc. (b)(c)	30,240	818,899
Uber Technologies, Inc. (c)	579,700	19,280,822
		455,808,223
Leisure Products - 0.0%
Brunswick Corp.	34,930	3,053,581
Malibu Boats, Inc. Class A (c)	17,290	1,033,250
Sturm, Ruger & Co., Inc.	14,048	818,577
		4,905,408
Multiline Retail - 0.2%
B&M European Value Retail SA	1,270,900	7,518,157
Big Lots, Inc. (b)	272,533	3,910,849
Dillard's, Inc. Class A (b)	2,966	1,057,112
Dollar General Corp.	600,000	129,780,000
Europris ASA (a)	960,181	6,777,335
Max Stock Ltd.	99,100	183,368
Next PLC	70,000	5,760,930
Ollie's Bargain Outlet Holdings, Inc. (c)	6,630	381,490
Target Corp.	123,500	20,809,750
		176,178,991
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.	175,819	10,399,694
Advance Auto Parts, Inc.	20,022	2,902,389
America's Car Mart, Inc. (b)(c)	18,540	1,575,158
American Eagle Outfitters, Inc.	133,590	1,919,688
Arcland Sakamoto Co. Ltd.	100,000	1,058,353
AutoNation, Inc. (c)	28,310	3,864,598
AutoZone, Inc. (c)	3,900	9,697,506
Burlington Stores, Inc. (c)	68,700	14,718,975
Dick's Sporting Goods, Inc.	139,930	17,999,196
Fast Retailing Co. Ltd.	44,400	8,772,061
Five Below, Inc. (c)	95,900	19,592,370
Foot Locker, Inc.	199,907	8,739,934
Haverty Furniture Companies, Inc. (b)	11,002	415,215
JD Sports Fashion PLC	4,018,994	8,754,821
Lithia Motors, Inc. Class A (sub. vtg.) (b)	8,630	2,202,203
Lookers PLC	465,231	513,156
Lowe's Companies, Inc.	808,508	166,350,521
Maisons du Monde SA (a)(b)	433,700	5,178,999
Monro, Inc. (b)	26,694	1,346,445
Murphy U.S.A., Inc.	18,099	4,616,874
National Vision Holdings, Inc. (b)(c)	96,700	3,612,712
Penske Automotive Group, Inc. (b)	21,880	3,154,002
Pets At Home Group PLC	1,341,200	6,243,326
Ross Stores, Inc.	512,200	56,618,588
Sally Beauty Holdings, Inc. (c)	368,000	5,921,120
The Buckle, Inc.	24,926	1,016,732
The Home Depot, Inc.	200,000	59,308,000
The Hour Glass Ltd.	1,760,100	2,832,450
TJX Companies, Inc.	1,082,600	82,927,160
Upbound Group, Inc. (b)	101,670	2,729,840
Victoria's Secret & Co. (c)	174,190	6,904,892
WH Smith PLC	260,300	4,947,009
Williams-Sonoma, Inc. (b)	129,030	16,118,428
		542,952,415
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (c)	148,605	7,366,350
Crocs, Inc. (c)	185,380	22,562,600
Deckers Outdoor Corp. (c)	14,672	6,108,687
Kontoor Brands, Inc. (b)	302,676	15,784,553
Levi Strauss & Co. Class A (b)	286,400	5,138,016
NIKE, Inc. Class B	370,700	44,035,453
PVH Corp.	619,500	49,708,680
Rocky Brands, Inc. (b)	242,737	6,461,659
Skechers U.S.A., Inc. Class A (sub. vtg.) (c)	75,210	3,347,597
Steven Madden Ltd. (b)	49,430	1,794,309
Tapestry, Inc.	896,800	39,019,768
Wolverine World Wide, Inc.	477,690	8,001,308
		209,328,980
TOTAL CONSUMER DISCRETIONARY		2,666,023,895
CONSUMER STAPLES - 2.8%
Beverages - 0.7%
Coca-Cola European Partners PLC	757,100	41,640,500
Constellation Brands, Inc. Class A (sub. vtg.)	337,500	75,498,750
Diageo PLC sponsored ADR (b)	218,805	37,862,017
Keurig Dr. Pepper, Inc.	881,200	30,445,460
Monster Beverage Corp. (c)	821,400	83,585,664
National Beverage Corp. (b)(c)	19,695	918,772
Primo Water Corp.	183,980	2,848,010
The Coca-Cola Co.	3,320,686	197,614,024
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	273,321	421,678
		470,834,875
Food & Staples Retailing - 0.7%
Acomo NV	107,400	2,413,936
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (b)	470,900	22,090,369
Belc Co. Ltd.	10,400	410,180
BJ's Wholesale Club Holdings, Inc. (c)	127,021	9,120,108
Costco Wholesale Corp.	225,200	109,037,336
G-7 Holdings, Inc.	366,200	3,862,239
Ingles Markets, Inc. Class A	12,117	1,083,260
OM2 Network Co. Ltd.	25,200	205,442
Performance Food Group Co. (c)	814,369	46,085,142
PriceSmart, Inc.	18,380	1,281,454
Sprouts Farmers Market LLC (c)	1,365,090	41,348,576
Sysco Corp.	614,955	45,857,194
U.S. Foods Holding Corp. (c)	2,623,665	98,466,147
United Natural Foods, Inc. (c)	189,290	7,709,782
Walgreens Boots Alliance, Inc.	210,630	7,483,684
Walmart, Inc.	344,300	48,935,359
Weis Markets, Inc. (b)	13,833	1,057,395
YAKUODO Holdings Co. Ltd.	40,300	719,246
		447,166,849
Food Products - 0.4%
Armanino Foods of Distinction	10,000	36,825
Bunge Ltd.	843,500	80,554,250
Flowers Foods, Inc. (b)	162,563	4,532,256
Freshpet, Inc. (b)(c)	257,170	15,990,831
Hostess Brands, Inc. Class A (c)	135,010	3,334,747
Ingredion, Inc.	50,829	5,052,403
John B. Sanfilippo & Son, Inc.	6,753	606,217
Kaneko Seeds Co. Ltd.	58,100	707,928
Lancaster Colony Corp.	15,142	2,906,961
LDC SA	10,059	1,191,613
Mondelez International, Inc.	1,770,700	115,414,226
Nomad Foods Ltd. (c)	242,100	4,338,432
Pickles Holdings Co. Ltd.	100,000	861,518
S Foods, Inc.	205,800	4,212,586
Sovos Brands, Inc. (c)	116,130	1,517,819
SunOpta, Inc. (b)(c)	1,650,020	12,672,154
Tootsie Roll Industries, Inc. (b)	15,021	661,375
TreeHouse Foods, Inc. (c)	93,100	4,542,349
Tyson Foods, Inc. Class A	723,800	42,877,912
Whole Earth Brands, Inc. Class A (c)	605,328	2,082,328
		304,094,730
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.) (c)	21,080	810,104
Colgate-Palmolive Co.	687,400	50,386,420
Procter & Gamble Co.	1,974,300	271,584,708
Reckitt Benckiser Group PLC	573,500	39,792,307
Spectrum Brands Holdings, Inc.	471,143	30,162,575
The Clorox Co. (b)	216,400	33,637,216
Transaction Co. Ltd.	49,100	530,470
WD-40 Co. (b)	11,481	1,991,150
		428,894,950
Personal Products - 0.3%
BellRing Brands, Inc. (c)	458,650	14,163,112
Estee Lauder Companies, Inc. Class A	471,400	114,573,770
Haleon PLC ADR (b)(c)	2,854,459	22,493,137
Hengan International Group Co. Ltd.	403,500	1,855,728
Herbalife Nutrition Ltd. (c)	75,382	1,458,642
MediFast, Inc. (b)	9,291	1,041,800
Nu Skin Enterprises, Inc. Class A (b)	42,447	1,691,088
The Beauty Health Co. (b)(c)	586,447	7,395,097
Unilever PLC sponsored ADR (b)	424,200	21,180,306
USANA Health Sciences, Inc. (c)	9,347	568,111
		186,420,791
Tobacco - 0.1%
Altria Group, Inc.	1,539,881	71,496,675
KT&G Corp.	40,099	2,692,104
Vector Group Ltd.	110,861	1,471,125
		75,659,904
TOTAL CONSUMER STAPLES		1,913,072,099
ENERGY - 3.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	53,900	1,649,340
Expro Group Holdings NV (c)	2,640,800	60,025,384
Liberty Oilfield Services, Inc. Class A	220,009	3,355,137
Natural Gas Services Group, Inc. (c)	174,361	1,917,971
Nextier Oilfield Solutions, Inc. (c)	273,980	2,501,437
Oceaneering International, Inc. (c)	322,410	6,735,145
Schlumberger Ltd.	766,500	40,785,465
TechnipFMC PLC (c)	363,050	5,551,035
Weatherford International PLC (c)	1,059,400	70,577,228
		193,098,142
Oil, Gas & Consumable Fuels - 3.3%
Africa Oil Corp. (b)	2,725,900	5,573,661
Antero Resources Corp. (b)(c)	2,137,620	56,005,644
Arch Resources, Inc.	15,631	2,459,538
Baytex Energy Corp. (b)(c)	920,400	3,548,043
California Resources Corp.	78,110	3,296,242
Canadian Natural Resources Ltd.	886,400	50,091,831
Cenovus Energy, Inc.:
warrants 1/1/26 (c)	117,180	1,597,324
(Canada) (b)	5,390,554	99,396,364
China Petroleum & Chemical Corp. (H Shares)	7,586,000	3,875,438
Chord Energy Corp.	87,600	11,792,712
Civitas Resources, Inc.	95,065	6,670,711
CNX Resources Corp. (b)(c)	651,200	9,995,920
ConocoPhillips Co.	832,200	86,007,870
CONSOL Energy, Inc.	27,613	1,511,259
CVR Energy, Inc. (b)	55,230	1,752,448
Diamondback Energy, Inc.	55,000	7,731,900
Eco Atlantic Oil & Gas Ltd. (c)	3,313,000	898,358
Enterprise Products Partners LP	166,100	4,240,533
EQT Corp.	175,900	5,836,362
Equinor ASA sponsored ADR (b)	1,423,000	43,415,730
Exxon Mobil Corp.	10,224,745	1,123,801,723
Golar LNG Ltd. (c)	120,230	2,744,851
Hess Corp.	1,612,563	217,212,236
HF Sinclair Corp.	208,900	10,386,508
Imperial Oil Ltd. (b)	1,694,900	83,832,027
Kosmos Energy Ltd. (c)	9,627,469	75,768,181
Magnolia Oil & Gas Corp. Class A	664,180	14,512,333
MEG Energy Corp. (c)	2,956,025	46,707,145
Motor Oil (HELLAS) Corinth Refineries SA	44,600	1,183,109
National Energy Services Reunited Corp. (c)	308,910	1,995,559
Northern Oil & Gas, Inc. (b)	162,940	5,057,658
Occidental Petroleum Corp.	854,300	50,027,808
Oil & Natural Gas Corp. Ltd.	2,011,500	3,700,751
Ovintiv, Inc. (b)	1,258,270	53,816,208
Parex Resources, Inc.	1,629,500	26,559,238
PBF Energy, Inc. Class A	90,391	3,950,991
PDC Energy, Inc.	261,040	17,518,394
Phillips 66 Co.	465,468	47,738,398
Range Resources Corp.	995,610	26,821,733
Sinopec Kantons Holdings Ltd.	2,606,000	896,400
Southwestern Energy Co. (c)	973,884	5,161,585
Star Petroleum Refining PCL (For. Reg.)	2,366,800	739,153
Talos Energy, Inc. (c)	897,000	15,975,570
TotalEnergies SE sponsored ADR	244,020	15,107,278
Tourmaline Oil Corp. (b)	580,100	25,423,217
Valero Energy Corp.	275,300	36,265,269
		2,318,601,211
TOTAL ENERGY		2,511,699,353
FINANCIALS - 7.2%
Banks - 3.8%
AIB Group PLC	1,295,500	5,544,033
Associated Banc-Corp.	2,819,715	65,276,402
Bancorp, Inc., Delaware (c)	835,896	28,913,643
Bank of America Corp.	15,812,745	542,377,154
Bank7 Corp.	10,000	293,600
BankUnited, Inc. (b)	875,138	30,997,388
Bar Harbor Bankshares	101,400	3,028,818
BNP Paribas SA	208,356	14,566,416
Byline Bancorp, Inc.	98,330	2,423,835
Cadence Bank (b)	759,900	20,182,944
Camden National Corp. (b)	87,340	3,594,041
Citigroup, Inc.	570,400	28,913,576
Citizens Financial Group, Inc.	225,487	9,416,337
Comerica, Inc.	339,498	23,798,810
Cullen/Frost Bankers, Inc.	143,400	18,902,988
Customers Bancorp, Inc. (c)	13,892	427,874
DNB Bank ASA	455,500	9,089,602
Eurobank Ergasias Services and Holdings SA (c)	9,418,835	14,465,262
First Bancorp, Puerto Rico	327,600	4,753,476
First Foundation, Inc.	626,789	9,445,710
First Interstate Bancsystem, Inc. (b)	145,280	5,163,251
First Northwest Bancorp	160,538	2,297,299
FNB Corp., Pennsylvania	1,420,320	20,267,966
Hanmi Financial Corp.	188,622	4,455,252
Independent Bank Corp.	117,270	2,585,804
JPMorgan Chase & Co.	2,432,771	348,737,723
KBC Group NV	156,400	11,695,497
M&T Bank Corp.	677,750	105,247,798
NatWest Group PLC	4,088,600	14,363,020
Nicolet Bankshares, Inc. (c)	60,800	4,527,168
Orrstown Financial Services, Inc.	131,926	3,034,298
PacWest Bancorp	1,166,629	32,373,955
Pathward Financial, Inc.	23,378	1,192,512
Piraeus Financial Holdings SA (c)	3,287,200	8,347,968
Plumas Bancorp	145,000	6,090,000
PNC Financial Services Group, Inc.	1,012,005	159,815,830
Preferred Bank, Los Angeles	24,900	1,752,960
Princeton Bancorp, Inc.	5,000	174,000
QCR Holdings, Inc.	133,900	7,162,311
Seacoast Banking Corp., Florida	27,602	842,137
Signature Bank	351,840	40,479,192
Societe Generale Series A	163,477	4,711,337
Sumitomo Mitsui Financial Group, Inc.	265,800	11,608,513
Synovus Financial Corp.	250,250	10,462,953
The Bank of NT Butterfield & Son Ltd.	49,522	1,790,220
Truist Financial Corp.	1,174,042	55,121,272
U.S. Bancorp	1,793,518	85,604,614
UniCredit SpA	974,973	19,946,527
Union Bankshares, Inc. (b)	30,712	770,871
United Community Bank, Inc.	391,968	12,978,060
Univest Corp. of Pennsylvania	477,710	13,471,422
Washington Trust Bancorp, Inc.	108,700	4,565,400
Webster Financial Corp.	551,971	29,320,700
Wells Fargo & Co.	15,410,685	720,757,737
West Bancorp., Inc.	109,200	2,299,752
Western Alliance Bancorp.	35,332	2,623,048
Wintrust Financial Corp.	65,460	6,030,830
		2,599,081,106
Capital Markets - 1.0%
Affiliated Managers Group, Inc.	308,500	49,177,985
Artisan Partners Asset Management, Inc. (b)	56,798	1,872,630
Banca Generali SpA	101,100	3,495,655
Bank of New York Mellon Corp.	1,397,498	71,104,698
BlackRock, Inc. Class A	198,277	136,698,112
Bridge Investment Group Holdings, Inc.	22,496	305,721
Cboe Global Markets, Inc.	48,500	6,119,245
CI Financial Corp.	339,600	3,725,769
CME Group, Inc.	10,200	1,890,672
Cohen & Steers, Inc.	20,926	1,514,205
Cowen Group, Inc. Class A	28,410	1,107,706
Diamond Hill Investment Group, Inc.	2,514	438,944
Donnelley Financial Solutions, Inc. (c)	21,552	911,865
Evercore, Inc. Class A	30,339	3,979,870
Federated Hermes, Inc.	321,341	12,644,768
Focus Financial Partners, Inc. Class A (c)	162,755	8,440,474
Goldman Sachs Group, Inc.	13,764	4,840,111
GQG Partners, Inc. CDI	644,431	643,952
Hamilton Lane, Inc. Class A	27,742	2,158,328
Houlihan Lokey	41,842	4,004,279
Intercontinental Exchange, Inc.	172,376	17,547,877
Invesco Ltd.	584,300	10,318,738
KKR & Co. LP	800,307	45,097,299
Lazard Ltd. Class A	722,118	26,978,328
LPL Financial	106,004	26,454,358
Moelis & Co. Class A	53,982	2,312,049
Morgan Stanley	429,512	41,447,908
Northern Trust Corp.	1,165,766	111,062,527
Patria Investments Ltd. (b)	193,066	3,062,027
Perella Weinberg Partners Class A (b)	479,030	4,842,993
PJT Partners, Inc.	20,410	1,609,941
Rathbone Brothers PLC	134,000	3,352,584
Raymond James Financial, Inc.	260,159	28,216,845
SEI Investments Co.	86,755	5,226,989
State Street Corp.	601,689	53,357,781
StepStone Group, Inc. Class A	260,954	7,463,284
Van Lanschot Kempen NV (Bearer)	5,800	169,317
Victory Capital Holdings, Inc.	12,435	422,293
Virtu Financial, Inc. Class A	398,852	7,330,900
Virtus Investment Partners, Inc.	38,920	8,189,936
		719,538,963
Consumer Finance - 0.3%
Aeon Credit Service (Asia) Co. Ltd.	2,930,000	1,858,919
American Express Co.	182,539	31,759,961
Capital One Financial Corp.	291,855	31,835,543
Credit Acceptance Corp. (b)(c)	5,117	2,273,688
Discover Financial Services	375,390	42,043,680
FirstCash Holdings, Inc.	410,379	36,215,947
OneMain Holdings, Inc.	973,891	41,964,963
Shriram Transport Finance Co. Ltd.	226,246	3,294,248
SLM Corp.	211,789	3,045,526
Synchrony Financial	199,336	7,118,289
		201,410,764
Diversified Financial Services - 0.6%
Acacia Research Corp. (c)	32,154	138,905
Acacia Research Corp. rights 3/1/23	9,210	0
Apollo Global Management, Inc.	393,683	27,912,125
Berkshire Hathaway, Inc.:
Class A (c)	2	927,050
Class B (c)	1,109,346	338,550,212
BFF Bank SpA (a)	693,800	6,890,685
Cannae Holdings, Inc. (c)	1,249,020	28,202,872
Jackson Financial, Inc.	50,764	2,303,670
Sunrisemezz Ltd. (c)	430,557	58,610
Voya Financial, Inc.	144,000	10,726,560
Zenkoku Hosho Co. Ltd.	53,600	2,043,142
		417,753,831
Insurance - 1.3%
American Equity Investment Life Holding Co.	33,966	1,414,684
American Financial Group, Inc.	50,535	6,777,249
Arthur J. Gallagher & Co.	125,798	23,568,255
ASR Nederland NV	137,300	6,253,268
Assurant, Inc.	15,200	1,936,328
BRP Group, Inc. (b)(c)	663,140	19,058,644
Chubb Ltd.	750,466	158,363,335
Db Insurance Co. Ltd.	145,700	8,491,511
Direct Line Insurance Group PLC	3,975,673	8,624,586
Enstar Group Ltd. (c)	19,360	4,733,714
Erie Indemnity Co. Class A	19,054	4,485,121
Everest Re Group Ltd.	65,800	25,265,226
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,800	17,338,553
Globe Life, Inc.	210,017	25,556,969
Hartford Financial Services Group, Inc.	510,590	39,968,985
Hyundai Fire & Marine Insurance Co. Ltd.	157,600	4,198,881
Kinsale Capital Group, Inc.	16,386	5,222,218
Marsh & McLennan Companies, Inc.	256,013	41,509,948
NN Group NV	131,103	5,310,971
Primerica, Inc.	237,729	45,629,704
Progressive Corp.	347,900	49,930,608
Prudential PLC	361,107	5,518,780
Reinsurance Group of America, Inc.	281,340	40,645,190
RLI Corp. (b)	34,018	4,691,422
Selective Insurance Group, Inc.	86,800	8,812,804
Talanx AG	145,341	6,942,319
The Travelers Companies, Inc.	1,274,428	235,922,111
White Mountains Insurance Group Ltd. (b)	3,440	4,965,881
Willis Towers Watson PLC	366,900	85,986,684
		897,123,949
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	403,250	4,383,328
Redwood Trust, Inc.	394,150	2,999,482
Rithm Capital Corp.	1,183,500	10,769,850
		18,152,660
Thrifts & Mortgage Finance - 0.2%
Bridgewater Bancshares, Inc. (c)	210,850	3,101,604
Essent Group Ltd.	1,015,059	43,596,784
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	35,200	4,993,472
Greene County Bancorp, Inc.	79,200	4,458,960
MGIC Investment Corp.	3,276,905	45,090,213
NMI Holdings, Inc. (c)	412,574	9,629,477
Radian Group, Inc.	1,017,502	21,723,668
Southern Missouri Bancorp, Inc.	76,600	3,545,048
UWM Holdings Corp. Class A (b)	354,800	1,511,448
		137,650,674
TOTAL FINANCIALS		4,990,711,947
HEALTH CARE - 6.9%
Biotechnology - 1.0%
AbbVie, Inc.	175,000	26,932,500
Alnylam Pharmaceuticals, Inc. (c)	59,200	11,333,840
Amgen, Inc.	82,600	19,135,116
Arcutis Biotherapeutics, Inc. (b)(c)	281,606	4,556,385
Argenx SE ADR (c)	119,060	43,578,341
Ascendis Pharma A/S sponsored ADR (b)(c)	132,000	14,663,880
Avid Bioservices, Inc. (b)(c)	388,380	6,392,735
Avidity Biosciences, Inc. (c)	180,000	4,266,000
BioCryst Pharmaceuticals, Inc. (c)	197,130	1,744,601
Blueprint Medicines Corp. (c)	829,428	35,142,864
Celldex Therapeutics, Inc. (c)	582,822	24,938,953
Century Therapeutics, Inc. (c)	27,180	122,582
Cerevel Therapeutics Holdings (c)	94,350	2,518,202
Cytokinetics, Inc. (b)(c)	878,170	38,077,451
Day One Biopharmaceuticals, Inc. (c)	1,202,019	22,141,190
Essex Bio-Technology Ltd.	320,000	163,477
Exact Sciences Corp. (c)	105,000	6,544,650
Gilead Sciences, Inc.	136,040	10,955,301
Insmed, Inc. (b)(c)	221,600	4,516,208
Karuna Therapeutics, Inc. (c)	45,000	8,973,900
Keros Therapeutics, Inc. (c)	13,330	709,423
Legend Biotech Corp. ADR (c)	428,000	19,765,040
Natera, Inc. (c)	55,990	2,718,315
Poseida Therapeutics, Inc. (c)	3,190	18,151
Prelude Therapeutics, Inc. (b)(c)	392,640	2,222,342
PTC Therapeutics, Inc. (c)	291,950	12,749,457
RAPT Therapeutics, Inc. (c)	606,630	17,865,254
Regeneron Pharmaceuticals, Inc. (c)	178,200	135,506,844
Relay Therapeutics, Inc. (b)(c)	247,940	4,004,231
Repare Therapeutics, Inc. (b)(c)	123,990	1,270,898
Repligen Corp. (c)	150,800	26,294,996
Sarepta Therapeutics, Inc. (b)(c)	257,600	31,460,688
Stoke Therapeutics, Inc. (b)(c)	341,891	3,039,411
United Therapeutics Corp. (c)	26,300	6,470,852
Vaxcyte, Inc. (c)	224,200	9,185,474
Vertex Pharmaceuticals, Inc. (c)	299,100	86,825,739
Verve Therapeutics, Inc. (b)(c)	279,140	5,303,660
Xencor, Inc. (c)	285,000	9,157,050
Zai Lab Ltd. (c)	1,600,000	5,858,616
Zentalis Pharmaceuticals, Inc. (c)	340,930	6,453,805
		673,578,422
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	37,900	3,855,188
Atrion Corp.	1,146	650,928
Axonics Modulation Technologies, Inc. (c)	658,870	39,591,498
Baxter International, Inc.	311,200	12,432,440
Becton, Dickinson & Co.	75,125	17,620,569
Boston Scientific Corp. (c)	4,766,809	222,705,316
Cutera, Inc. (b)(c)	585,160	18,976,739
Enovis Corp. (c)	37,402	2,155,103
Envista Holdings Corp. (c)	342,565	13,243,563
GE HealthCare Technologies, Inc. (c)(d)	1,437,081	109,218,156
Globus Medical, Inc. (c)	60,377	3,522,394
Haemonetics Corp. (c)	45,120	3,508,982
InBody Co. Ltd.	31,800	698,007
Inogen, Inc. (c)	60,310	945,058
Insulet Corp. (c)	180,000	49,744,800
Intuitive Surgical, Inc. (c)	20,000	4,587,800
iRhythm Technologies, Inc. (c)	91,909	10,815,851
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	405,391	6,620,035
LeMaitre Vascular, Inc. (b)	14,726	737,920
Masimo Corp. (c)	186,000	31,119,660
Neogen Corp. (c)	182,063	3,220,694
Nevro Corp. (c)	260,000	8,174,400
Omnicell, Inc. (c)	35,380	1,926,087
Penumbra, Inc. (c)	300,000	77,997,000
ResMed, Inc.	120,000	25,560,000
Stryker Corp.	105,000	27,602,400
Tandem Diabetes Care, Inc. (c)	700,320	25,113,475
Utah Medical Products, Inc.	2,876	263,959
Value Added Technology Co. Ltd.	78,700	1,935,944
Vieworks Co. Ltd.	237,500	5,617,568
ViewRay, Inc. (c)	788,420	3,405,974
		733,567,508
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (c)	388,290	28,154,908
AdaptHealth Corp. (b)(c)	703,088	11,242,377
Addus HomeCare Corp. (c)	55,340	6,012,138
agilon health, Inc. (b)(c)	3,025,000	64,160,250
Amedisys, Inc. (c)	31,900	2,933,205
AMN Healthcare Services, Inc. (c)	57,226	5,150,912
Cardinal Health, Inc.	625,427	47,351,078
Centene Corp. (c)	3,094,600	211,670,640
Chemed Corp.	12,557	6,549,480
Cigna Group	1,176,175	343,560,718
Corvel Corp. (c)	7,773	1,401,316
CVS Health Corp.	888,893	74,258,121
Elevance Health, Inc.	244,234	114,709,383
Encompass Health Corp.	84,060	4,751,071
Guardant Health, Inc. (c)	548,000	16,927,720
HealthEquity, Inc. (c)	45,080	2,937,864
Henry Schein, Inc. (c)	109,849	8,602,275
Humana, Inc.	337,600	167,118,752
Laboratory Corp. of America Holdings	50,000	11,968,000
LifeStance Health Group, Inc. (c)	886,560	4,539,187
McKesson Corp.	224,974	78,698,155
Modivcare, Inc. (c)	28,290	2,777,795
Molina Healthcare, Inc. (c)	50,000	13,766,500
National Research Corp. Class A	11,850	535,146
Oak Street Health, Inc. (c)	101,600	3,596,640
Option Care Health, Inc. (c)	156,790	4,808,749
Owens & Minor, Inc. (c)	674,510	10,340,238
Quest Diagnostics, Inc.	49,800	6,890,328
R1 Rcm, Inc. (c)	426,190	6,051,898
Sinopharm Group Co. Ltd. (H Shares)	3,916,000	10,476,724
Surgery Partners, Inc. (c)	973,070	32,549,192
Tenet Healthcare Corp. (c)	190,540	11,152,306
Tokai Corp.	64,500	903,393
U.S. Physical Therapy, Inc.	9,877	1,000,836
UnitedHealth Group, Inc.	1,010,330	480,856,460
Universal Health Services, Inc. Class B	230,352	30,768,117
		1,829,171,872
Health Care Technology - 0.0%
Doximity, Inc. (b)(c)	93,066	3,129,810
Evolent Health, Inc. (c)	221,940	7,770,119
Health Catalyst, Inc. (c)	37,880	528,805
Phreesia, Inc. (c)	436,700	16,070,560
Simulations Plus, Inc. (b)	11,961	454,996
Veeva Systems, Inc. Class A (c)	60,000	9,939,600
		37,893,890
Life Sciences Tools & Services - 0.6%
Bruker Corp.	814,285	56,120,522
Danaher Corp.	492,500	121,908,525
ICON PLC (c)	28,500	6,430,455
IQVIA Holdings, Inc. (b)(c)	184,000	38,358,480
Lonza Group AG	16,000	9,530,267
Maravai LifeSciences Holdings, Inc. (c)	58,224	858,804
Medpace Holdings, Inc. (c)	21,153	4,101,144
Syneos Health, Inc. (c)	306,620	12,332,256
Thermo Fisher Scientific, Inc.	230,000	124,604,800
West Pharmaceutical Services, Inc.	58,000	18,387,740
		392,632,993
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (b)(c)	712,916	21,850,875
AstraZeneca PLC:
(United Kingdom)	400,000	52,111,235
sponsored ADR	1,464,320	95,444,378
Bristol-Myers Squibb Co.	4,317,061	297,704,527
Catalent, Inc. (c)	108,150	7,377,993
Daito Pharmaceutical Co. Ltd.	55,500	1,003,569
Dawnrays Pharmaceutical Holdings Ltd.	2,354,000	389,864
DICE Therapeutics, Inc. (c)	117,470	3,505,305
Edgewise Therapeutics, Inc. (b)(c)	275,350	2,637,853
Eli Lilly & Co.	499,500	155,454,390
Faes Farma SA	105,263	384,112
Genomma Lab Internacional SA de CV	1,000,000	807,258
GH Research PLC (b)(c)	138,970	1,331,333
GSK PLC sponsored ADR (b)	1,508,227	51,686,939
Jazz Pharmaceuticals PLC (c)	55,900	7,848,360
Johnson & Johnson	501,889	76,919,508
Merck & Co., Inc.	560,000	59,494,400
Novo Nordisk A/S Series B	140,000	19,775,738
Organon & Co.	214,267	5,247,399
Roche Holding AG (participation certificate)	266,196	76,754,683
Royalty Pharma PLC	1,260,000	45,171,000
Sanofi SA	43,200	4,039,128
Sanofi SA sponsored ADR	2,030,350	95,121,898
UCB SA	210,000	18,075,881
Ventyx Biosciences, Inc. (b)(c)	289,750	12,531,688
Viatris, Inc.	63,300	721,620
		1,113,390,934
TOTAL HEALTH CARE		4,780,235,619
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.3%
Airbus Group NV	517,398	67,763,905
Cadre Holdings, Inc.	496,740	10,669,975
General Dynamics Corp.	84,927	19,355,713
HEICO Corp. Class A	242,946	31,619,422
Huntington Ingalls Industries, Inc.	93,131	20,041,791
Kratos Defense & Security Solutions, Inc. (c)	210,160	2,658,524
L3Harris Technologies, Inc.	259,700	54,846,043
Lockheed Martin Corp.	399,800	189,609,148
MTU Aero Engines AG	30,800	7,443,881
Northrop Grumman Corp.	212,100	98,437,731
Raytheon Technologies Corp.	79,568	7,804,825
Safran SA	54,900	7,751,962
Textron, Inc.	43,800	3,176,814
The Boeing Co. (c)	1,684,002	339,410,603
V2X, Inc. (c)	270,072	12,523,239
Woodward, Inc.	48,164	4,768,236
		877,881,812
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (c)	478,700	10,019,191
Compania de Distribucion Integral Logista Holdings SA	90,400	2,183,871
Delhivery Private Ltd.	878,400	3,673,241
Deutsche Post AG	247,900	10,483,933
FedEx Corp.	193,183	39,258,649
Forward Air Corp.	22,622	2,334,817
Onelogix Group Ltd. (c)	574,686	103,265
United Parcel Service, Inc. Class B	599,060	109,322,459
		177,379,426
Airlines - 0.1%
Copa Holdings SA Class A (c)	17,300	1,597,655
Delta Air Lines, Inc. (c)	756,700	29,011,878
Jet2 PLC	322,343	5,015,291
JetBlue Airways Corp. (c)	1,825,800	15,154,140
Ryanair Holdings PLC sponsored ADR (c)	49,500	4,592,115
SkyWest, Inc. (c)	55,620	1,060,673
Spirit Airlines, Inc.	81,930	1,500,958
Sun Country Airlines Holdings, Inc. (c)	119,130	2,388,557
		60,321,267
Building Products - 0.3%
A.O. Smith Corp.	108,239	7,103,726
Builders FirstSource, Inc. (c)	312,153	26,464,331
Carlisle Companies, Inc.	147,920	38,195,902
Fortune Brands Home & Security, Inc.	138,029	8,550,897
Hayward Holdings, Inc. (b)(c)	1,170,600	14,410,086
Johnson Controls International PLC	139,493	8,749,001
Masonite International Corp. (c)	111,800	9,927,840
Nihon Dengi Co. Ltd.	28,200	740,443
Nihon Flush Co. Ltd.	104,578	718,155
Trane Technologies PLC	653,800	120,933,386
Trex Co., Inc. (c)	92,894	4,749,670
UFP Industries, Inc.	34,810	2,977,299
		243,520,736
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (c)	620,800	7,598,592
Brady Corp. Class A	39,339	2,169,939
Casella Waste Systems, Inc. Class A (c)	65,230	5,076,199
CoreCivic, Inc. (c)	92,025	893,563
Ennis, Inc.	21,670	471,323
Millerknoll, Inc. (b)	79,150	1,889,311
Montrose Environmental Group, Inc. (b)(c)	71,898	3,500,714
Rollins, Inc.	194,981	6,863,331
Takkt AG (b)	158,494	2,373,770
Tetra Tech, Inc.	44,920	6,149,099
The Brink's Co. (b)	341,570	22,287,443
The GEO Group, Inc. (c)	363,410	3,183,472
UniFirst Corp.	11,633	2,281,580
VSE Corp.	123,000	7,061,430
		71,799,766
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (c)	59,500	1,638,630
Comfort Systems U.S.A., Inc.	17,600	2,559,744
Dycom Industries, Inc. (c)	44,630	3,758,292
EMCOR Group, Inc.	88,195	14,747,968
IES Holdings, Inc. (c)	33,770	1,420,366
Meisei Industrial Co. Ltd.	215,000	1,245,896
MYR Group, Inc. (c)	12,890	1,554,663
Raiznext Corp.	201,000	2,035,761
Totetsu Kogyo Co. Ltd. (b)	107,100	2,156,867
Willscot Mobile Mini Holdings (c)	782,400	40,215,360
		71,333,547
Electrical Equipment - 0.6%
Acuity Brands, Inc.	214,213	41,548,753
AMETEK, Inc.	1,054,800	149,317,488
AQ Group AB	83,000	3,060,566
Array Technologies, Inc. (c)	139,430	2,612,918
Atkore, Inc. (c)	124,356	18,158,463
Eaton Corp. PLC	81,200	14,204,316
GrafTech International Ltd. (b)	1,028,200	5,809,330
Hubbell, Inc. Class B	126,382	31,790,128
nVent Electric PLC	128,522	5,891,448
Regal Rexnord Corp.	644,634	101,620,104
Shoals Technologies Group, Inc. (c)	149,890	3,678,301
Vertiv Holdings Co.	1,698,814	27,605,728
Vertiv Holdings LLC (c)(e)	600,000	9,750,000
		415,047,543
Industrial Conglomerates - 0.6%
3M Co.	65,103	7,014,197
DCC PLC (United Kingdom)	82,900	4,608,886
General Electric Co. (d)	4,727,145	400,436,453
Mytilineos SA	124,000	3,347,070
Siemens AG	238,300	36,315,002
		451,721,608
Machinery - 1.3%
AGCO Corp.	211,900	29,837,639
Albany International Corp. Class A	17,400	1,756,008
Allison Transmission Holdings, Inc.	81,087	3,851,633
Barnes Group, Inc.	42,567	1,793,773
Beijer Alma AB (B Shares)	120,100	2,346,241
Caterpillar, Inc.	462,500	110,791,875
Chart Industries, Inc. (b)(c)	128,660	17,176,110
Columbus McKinnon Corp. (NY Shares) (b)	283,310	10,516,467
Crane Holdings Co.	330,594	39,598,549
Cummins, Inc.	28,942	7,035,221
Daiwa Industries Ltd.	317,400	3,147,075
Donaldson Co., Inc.	104,103	6,584,515
Ebara Jitsugyo Co. Ltd.	19,800	401,802
EnPro Industries, Inc.	11,870	1,276,025
ESAB Corp.	552,233	32,388,465
Estic Corp.	17,500	121,332
Federal Signal Corp.	150,120	7,921,832
Flowserve Corp.	1,275,031	44,230,825
Fortive Corp.	2,271,924	151,446,454
Gorman-Rupp Co.	17,969	500,616
Graco, Inc.	142,481	9,908,129
Hillenbrand, Inc.	53,600	2,526,704
Hy-Lok Corp.	61,216	1,109,699
IDEX Corp.	134,227	30,198,390
ITT, Inc.	690,510	62,760,454
John Bean Technologies Corp.	53,140	5,892,695
JOST Werke AG (a)	82,700	4,714,729
Kadant, Inc.	9,823	2,108,605
Lincoln Electric Holdings, Inc.	48,796	8,194,312
Mueller Industries, Inc.	47,756	3,532,511
Nordson Corp.	45,546	10,003,723
NORMA Group AG	85,768	2,313,279
Omega Flex, Inc. (b)	2,542	295,838
Oshkosh Corp.	745,564	66,496,853
Otis Worldwide Corp.	112,104	9,486,240
Parker Hannifin Corp.	330,300	116,216,055
Pentair PLC	670,300	37,496,582
Sakura Rubber Co. Ltd.	1,600	31,823
Snap-On, Inc.	44,877	11,160,012
Stanley Black & Decker, Inc.	93,132	7,973,031
Watts Water Technologies, Inc. Class A	23,005	4,031,166
Westinghouse Air Brake Tech Co.	147,514	15,390,136
		884,563,423
Marine - 0.0%
Genco Shipping & Trading Ltd. (b)	207,300	3,949,065
Professional Services - 0.3%
Alight, Inc. Class A (c)	467,300	4,486,080
Altech Corp.	57,500	1,064,228
ASGN, Inc. (c)	341,700	30,342,960
Barrett Business Services, Inc.	32,450	3,114,551
CACI International, Inc. Class A (c)	126,900	37,181,700
CBIZ, Inc. (c)	35,460	1,776,191
CRA International, Inc.	63,203	7,866,877
Creek & River Co. Ltd.	20,000	323,896
Dun & Bradstreet Holdings, Inc.	696,224	8,361,650
E-Credible Co. Ltd.	46,500	568,760
Equifax, Inc.	30,000	6,075,900
Exponent, Inc.	43,068	4,431,697
First Advantage Corp. (b)(c)	125,180	1,816,362
Franklin Covey Co. (c)	10,120	474,324
Heidrick & Struggles International, Inc.	14,912	511,929
ICF International, Inc.	112,360	11,178,696
Insperity, Inc.	79,835	9,906,725
KBR, Inc.	415,960	22,923,556
Kforce, Inc.	290,595	18,159,282
Mastech Digital, Inc. (b)(c)	30,000	355,800
Quick Co. Ltd.	180,800	2,415,447
Robert Half International, Inc.	92,310	7,442,032
Science Applications International Corp.	50,530	5,388,519
SHL-JAPAN Ltd.	23,600	464,703
TriNet Group, Inc. (c)	30,053	2,490,492
WDB Holdings Co. Ltd.	22,300	337,231
Will Group, Inc.	187,400	1,563,559
		191,023,147
Road & Rail - 0.4%
ArcBest Corp.	19,483	1,874,265
CSX Corp.	3,188,000	97,202,120
Daqin Railway Co. Ltd. (A Shares)	926,141	906,986
Knight-Swift Transportation Holdings, Inc. Class A	666,485	37,883,007
Landstar System, Inc.	195,110	35,273,937
Nikkon Holdings Co. Ltd.	48,200	877,233
Old Dominion Freight Lines, Inc.	149,500	50,719,370
RXO, Inc. (b)(c)	135,860	2,794,640
Saia, Inc. (c)	17,550	4,753,769
Stef SA	50,734	5,612,977
XPO, Inc. (c)	200,727	6,696,253
		244,594,557
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (c)	67,500	4,214,700
Air Lease Corp. Class A	494,800	21,414,944
Applied Industrial Technologies, Inc.	103,680	14,811,725
Beacon Roofing Supply, Inc. (c)	157,879	10,262,135
Beijer Ref AB:
rights 3/16/23 (c)	86,700	145,770
(B Shares) (b)	86,700	1,348,372
Boise Cascade Co.	31,390	2,169,363
Ferguson PLC	58,300	8,401,030
Green Cross Co. Ltd.	28,200	210,431
Itochu Corp. (b)	307,800	9,198,621
Kamei Corp.	149,800	1,674,530
Mitani Shoji Co. Ltd.	272,500	2,892,016
Momentum Group Komponenter & Tjanster AB	162,700	1,269,209
MSC Industrial Direct Co., Inc. Class A	39,878	3,370,489
Rush Enterprises, Inc. Class A	121,300	6,875,284
Shinsho Corp.	29,700	1,293,533
Totech Corp.	18,400	601,373
Univar Solutions, Inc. (c)	975,300	33,891,675
Watsco, Inc. (b)	27,976	8,524,567
WESCO International, Inc.	138,600	22,949,388
		155,519,155
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	54,800	293,812
Qingdao Port International Co. Ltd. (H Shares) (a)	4,884,814	2,346,135
		2,639,947
TOTAL INDUSTRIALS		3,851,294,999
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.	2,011,600	97,401,672
Juniper Networks, Inc.	271,782	8,365,450
Lumentum Holdings, Inc. (c)	192,480	10,357,349
NetScout Systems, Inc. (c)	57,212	1,627,109
		117,751,580
Electronic Equipment & Components - 0.4%
Advanced Energy Industries, Inc.	169,430	15,770,544
Amphenol Corp. Class A	514,500	39,884,040
Avnet, Inc.	498,200	22,274,522
Badger Meter, Inc. (b)	24,657	2,998,784
Belden, Inc.	36,667	3,093,961
CDW Corp.	86,700	17,549,814
Cognex Corp.	394,481	18,706,289
Coherent Corp. (c)	320,170	13,808,932
CTS Corp.	24,638	1,067,072
Daido Signal Co. Ltd.	78,348	242,257
Daiwabo Holdings Co. Ltd.	160,000	2,472,476
Elematec Corp.	60,000	802,468
Fabrinet (c)	63,169	7,698,406
Flex Ltd. (c)	348,300	7,927,308
Insight Enterprises, Inc. (c)	220,185	29,487,175
IPG Photonics Corp. (c)	27,917	3,440,491
Jabil, Inc.	116,800	9,697,904
Kingboard Chemical Holdings Ltd.	707,000	2,521,976
Makus, Inc.	287,084	2,327,197
Maruwa Ceramic Co. Ltd.	15,100	1,940,803
Methode Electronics, Inc. Class A	210,000	10,233,300
Mirion Technologies, Inc. (c)(e)	1,430,613	12,989,966
Napco Security Technologies, Inc. (c)	71,169	2,248,940
Redington (India) Ltd.	1,034,288	2,132,527
Riken Keiki Co. Ltd.	17,700	653,894
Sanmina Corp. (c)	48,411	2,926,929
TD SYNNEX Corp.	124,300	11,997,436
TE Connectivity Ltd.	137,200	17,468,304
Thinking Electronic Industries Co. Ltd.	351,000	1,621,405
Tripod Technology Corp.	582,000	1,987,964
TTM Technologies, Inc. (c)	440,570	5,855,175
Vishay Precision Group, Inc. (c)	20,910	911,676
Vontier Corp.	150,000	3,925,500
		278,665,435
IT Services - 1.7%
Accenture PLC Class A	110,500	29,343,275
Amadeus IT Holding SA Class A (c)	253,100	15,915,662
Amdocs Ltd.	1,019,093	93,359,110
Avant Group Corp.	180,500	1,862,601
Block, Inc. Class A (c)	505,300	38,771,669
Capgemini SA	289,700	54,496,030
Cass Information Systems, Inc. (b)	10,203	493,315
Cognizant Technology Solutions Corp. Class A	1,123,700	70,377,331
Concentrix Corp.	247,233	33,831,364
CSG Systems International, Inc.	24,763	1,391,681
Dlocal Ltd. (b)(c)	699,900	10,456,506
DTS Corp.	109,500	2,545,389
Edenred SA	443,459	25,009,564
Enea AB (b)(c)	27,900	268,659
EPAM Systems, Inc. (c)	66,400	20,427,960
EVERTEC, Inc.	55,594	2,046,415
ExlService Holdings, Inc. (c)	71,921	11,831,724
Fidelity National Information Services, Inc.	340,757	21,593,771
Fiserv, Inc. (c)	36,000	4,143,240
FleetCor Technologies, Inc. (c)	32,300	6,937,717
Future Corp.	27,500	354,871
Genpact Ltd.	1,335,937	63,764,273
Global Payments, Inc.	34,400	3,859,680
GoDaddy, Inc. (c)	226,300	17,133,173
Hackett Group, Inc.	22,871	426,315
IBM Corp.	58,082	7,510,003
MasterCard, Inc. Class A	174,686	62,064,189
Maximus, Inc.	786,740	64,575,619
MongoDB, Inc. Class A (c)	222,700	46,660,104
PayPal Holdings, Inc. (c)	209,300	15,404,480
Perficient, Inc. (c)	98,830	6,997,164
Snowflake, Inc. (c)	90,300	13,940,514
TDC Soft, Inc.	182,200	2,026,006
The Western Union Co. (b)	324,992	4,211,896
Twilio, Inc. Class A (c)	413,400	27,784,614
Unisys Corp. (c)	643,500	3,204,630
Verra Mobility Corp. (c)	735,050	12,664,912
Visa, Inc. Class A	1,507,974	331,663,802
WEX, Inc. (c)	140,016	26,996,485
Wix.com Ltd. (c)	167,000	15,118,510
WNS Holdings Ltd. sponsored ADR (c)	174,829	15,196,137
Worldline SA (a)(c)	296,492	12,349,631
		1,199,009,991
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (c)	349,100	27,432,278
Allegro MicroSystems LLC (c)	42,025	1,835,652
Amkor Technology, Inc.	76,580	1,972,701
Analog Devices, Inc.	65,426	12,003,708
Applied Materials, Inc.	207,918	24,149,676
ASML Holding NV (Netherlands)	43,200	26,626,604
Cirrus Logic, Inc. (c)	177,033	18,190,141
Diodes, Inc. (c)	132,900	12,185,601
FormFactor, Inc. (c)	64,983	1,955,988
Ichor Holdings Ltd. (c)	27,190	895,911
Intel Corp.	359,322	8,957,897
Kulicke & Soffa Industries, Inc. (b)	48,917	2,607,276
Lam Research Corp.	158,300	76,935,383
Lattice Semiconductor Corp. (c)	104,608	8,887,496
MACOM Technology Solutions Holdings, Inc. (c)	90,950	6,233,713
Marvell Technology, Inc.	1,336,211	60,329,927
MaxLinear, Inc. Class A (c)	146,050	4,996,371
MediaTek, Inc.	652,000	15,334,938
Microchip Technology, Inc.	567,300	45,968,319
Micron Technology, Inc.	1,271,750	73,532,585
MKS Instruments, Inc. (b)	119,000	11,534,670
Nova Ltd. (b)(c)	55,450	5,022,661
NVE Corp.	3,830	291,003
NVIDIA Corp.	1,323,636	307,295,334
NXP Semiconductors NV	294,342	52,534,160
Onto Innovation, Inc. (c)	51,500	4,247,205
Parade Technologies Ltd.	172,000	5,382,694
Photronics, Inc. (c)	51,985	915,976
Power Integrations, Inc.	48,171	3,962,065
Qualcomm, Inc.	613,775	75,819,626
Renesas Electronics Corp. (c)	4,118,600	53,202,001
Semtech Corp. (c)	53,476	1,647,596
Silergy Corp.	502,000	9,504,359
SiTime Corp. (c)	32,310	4,011,287
Sitronix Technology Corp.	20,000	148,341
SMART Global Holdings, Inc. (b)(c)	316,960	5,293,232
SolarEdge Technologies, Inc. (c)	151,900	48,292,048
Synaptics, Inc. (c)	44,740	5,261,871
Taiwan Semiconductor Manufacturing Co. Ltd.	3,438,000	56,377,410
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	163,200	14,209,824
Topco Scientific Co. Ltd.	881,000	5,173,081
Universal Display Corp.	33,119	4,499,216
		1,105,657,825
Software - 3.2%
Adobe, Inc. (c)	406,410	131,656,520
Altair Engineering, Inc. Class A (c)	15,930	1,020,476
American Software, Inc. Class A	30,568	413,891
Aspen Technology, Inc. (b)(c)	104,578	22,171,582
Autodesk, Inc. (c)	305,767	60,752,845
Black Knight, Inc. (c)	52,600	3,134,960
Blackbaud, Inc. (c)	339,917	18,929,978
CCC Intelligent Solutions Holdings, Inc. (c)(e)	134,385	1,202,746
Ceridian HCM Holding, Inc. (c)	301,200	21,966,516
Check Point Software Technologies Ltd. (c)	39,100	4,837,452
Consensus Cloud Solutions, Inc. (c)	12,669	519,936
Coupa Software, Inc. (c)	137,600	11,145,600
Cresco Ltd.	317,400	4,007,276
Cvent Holding Corp. (c)(e)	267,744	1,943,821
Dolby Laboratories, Inc. Class A	51,892	4,269,674
DoubleVerify Holdings, Inc. (c)	101,700	2,671,659
Dropbox, Inc. Class A (c)	231,919	4,731,148
Dynatrace, Inc. (c)	263,602	11,210,993
Elastic NV (c)	838,386	49,481,542
Envestnet, Inc. (c)	100	6,251
Five9, Inc. (c)	555,683	36,675,078
Gen Digital, Inc.	3,572,300	69,695,573
HubSpot, Inc. (c)	91,700	35,475,062
Intuit, Inc.	231,800	94,384,324
LivePerson, Inc. (c)	126,780	1,283,014
Manhattan Associates, Inc. (c)	52,841	7,595,894
Microsoft Corp.	5,018,702	1,251,764,653
New Relic, Inc. (c)	136,260	9,942,892
Open Text Corp. (b)	767,400	26,383,212
Open Text Corp.	125,400	4,316,627
Paylocity Holding Corp. (c)	34,462	6,637,726
PTC, Inc. (c)	219,043	27,452,659
Qualys, Inc. (c)	70,343	8,311,025
Rapid7, Inc. (c)	65,470	3,096,731
Salesforce.com, Inc. (c)	642,070	105,049,073
SAP SE sponsored ADR (b)	484,555	55,152,050
SolarWinds, Inc. (c)	35,631	303,576
Synopsys, Inc. (c)	117,500	42,741,800
System Information Co. Ltd.	48,000	276,743
System Research Co. Ltd.	147,000	2,449,730
Telos Corp. (c)	149,560	578,797
Tenable Holdings, Inc. (c)	968,482	42,835,959
Varonis Systems, Inc. (c)	279,550	7,570,214
VMware, Inc. Class A (c)	196,688	21,661,249
Workday, Inc. Class A (c)	154,623	28,677,928
Workiva, Inc. (c)	209,300	18,669,560
		2,265,056,015
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	6,565,657	967,843,498
Avid Technology, Inc. (c)	151,480	4,402,009
Dell Technologies, Inc.	378,353	15,376,266
Elecom Co. Ltd.	66,800	653,012
MCJ Co. Ltd.	672,000	4,738,129
Pure Storage, Inc. Class A (c)	112,290	3,204,757
Samsung Electronics Co. Ltd.	101,720	4,665,667
Seagate Technology Holdings PLC	306,000	19,755,360
TSC Auto ID Technology Corp.	43,000	300,748
Western Digital Corp. (c)	207,700	7,992,296
		1,028,931,742
TOTAL INFORMATION TECHNOLOGY		5,995,072,588
MATERIALS - 1.6%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	108,700	31,086,026
Ashland, Inc.	53,860	5,481,871
Axalta Coating Systems Ltd. (c)	383,400	11,425,320
C. Uyemura & Co. Ltd.	77,700	3,538,173
Cabot Corp.	384,111	30,548,348
Celanese Corp. Class A	109,900	12,773,677
CF Industries Holdings, Inc.	172,528	14,818,430
Chase Corp.	5,900	577,846
Chemtrade Logistics Income Fund (b)	662,200	4,455,109
Corteva, Inc.	381,100	23,738,719
DuPont de Nemours, Inc.	2,146,075	156,727,857
Element Solutions, Inc.	1,131,370	23,238,340
Huntsman Corp.	364,754	10,701,882
Linde PLC	223,400	77,825,858
LyondellBasell Industries NV Class A	416,300	39,960,637
Minerals Technologies, Inc.	27,462	1,668,317
Olin Corp.	775,310	44,774,153
Quaker Houghton (b)	23,740	4,647,817
Scientex Bhd	1,245,100	1,004,404
Scientex Bhd warrants 1/14/26 (c)	118,080	16,709
Sensient Technologies Corp.	33,449	2,521,720
Sisecam Resources LP	25,000	628,750
Soulbrain Co. Ltd.	22,500	3,985,044
The Chemours Co. LLC	1,084,100	37,054,538
The Mosaic Co.	251,300	13,366,647
Tronox Holdings PLC	1,555,131	24,260,044
Valvoline, Inc.	751,587	26,455,862
Westlake Corp.	35,100	4,181,814
		611,463,912
Construction Materials - 0.1%
Eagle Materials, Inc.	111,955	15,709,526
Martin Marietta Materials, Inc.	26,100	9,392,607
RHI Magnesita NV	59,900	1,861,790
Summit Materials, Inc.	170,809	5,045,698
Vertex Corp.	33,600	326,487
Vulcan Materials Co.	55,900	10,112,869
Wienerberger AG	220,613	6,878,933
		49,327,910
Containers & Packaging - 0.1%
Aptargroup, Inc.	118,485	13,829,569
Crown Holdings, Inc.	62,860	5,438,019
Graphic Packaging Holding Co.	534,430	12,719,434
Greif, Inc. Class A	373,700	26,551,385
Mayr-Melnhof Karton AG (b)	23,400	3,935,279
Packaging Corp. of America	49,100	6,712,952
Sealed Air Corp.	70,900	3,447,158
Silgan Holdings, Inc.	30,000	1,602,000
Vidrala SA	5,512	584,170
		74,819,966
Metals & Mining - 0.5%
Alcoa Corp.	398,700	19,512,378
Arconic Corp. (b)(c)	363,000	9,597,720
ATI, Inc. (c)	91,660	3,725,979
Commercial Metals Co.	311,500	16,120,125
First Quantum Minerals Ltd.	3,073,831	67,153,464
Freeport-McMoRan, Inc.	3,276,917	134,255,289
Glencore PLC	6,110,500	36,429,980
Lundin Mining Corp.	5,813,000	36,168,831
Mount Gibson Iron Ltd. (c)	12,253,674	4,658,706
MP Materials Corp. (b)(c)	67,300	2,355,500
Newmont Corp.	377,600	16,467,136
Reliance Steel & Aluminum Co.	93,797	23,246,648
Rio Tinto PLC sponsored ADR	10,000	697,300
Steel Dynamics, Inc.	146,152	18,431,229
		388,820,285
Paper & Forest Products - 0.0%
Stella-Jones, Inc.	55,000	1,990,399
Sylvamo Corp.	27,887	1,375,666
		3,366,065
TOTAL MATERIALS		1,127,798,138
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexanders, Inc.	1,800	394,038
Alexandria Real Estate Equities, Inc.	7,300	1,093,394
American Homes 4 Rent Class A	707,000	21,931,140
American Tower Corp.	294,999	58,412,752
Apartment Income (REIT) Corp.	748,424	28,290,427
Apartment Investment & Management Co. Class A	128,371	962,783
Apple Hospitality (REIT), Inc.	1,444,910	23,855,464
Armada Hoffler Properties, Inc.	270,550	3,468,451
Corporate Office Properties Trust (SBI)	449,320	11,426,208
Crown Castle International Corp.	274,110	35,839,883
CubeSmart	37,300	1,752,727
Elme Communities (SBI)	271,100	5,045,171
Equinix, Inc.	57,195	39,365,603
Equity Lifestyle Properties, Inc.	344,900	23,629,099
Essex Property Trust, Inc.	92,600	21,118,356
Four Corners Property Trust, Inc.	85,880	2,331,642
Gaming & Leisure Properties	534,500	28,798,860
Host Hotels & Resorts, Inc.	1,446,700	24,304,560
Invitation Homes, Inc.	587,900	18,377,754
Life Storage, Inc.	24,700	2,976,844
LXP Industrial Trust (REIT)	3,393,511	35,394,320
Mid-America Apartment Communities, Inc.	93,800	15,017,380
Outfront Media, Inc.	106,070	1,850,922
Plymouth Industrial REIT, Inc.	1,311,310	28,363,635
Postal Realty Trust, Inc.	87,122	1,274,595
Prologis (REIT), Inc.	375,400	46,324,360
RLJ Lodging Trust	1,039,010	11,782,373
Sabra Health Care REIT, Inc.	299,160	3,562,996
Simon Property Group, Inc.	378,035	46,154,293
Spirit Realty Capital, Inc.	75,000	3,088,500
Universal Health Realty Income Trust (SBI)	10,658	565,087
Urban Edge Properties	257,640	3,967,656
Ventas, Inc.	384,800	18,720,520
Welltower, Inc.	352,400	26,119,888
		595,561,681
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	26,800	409,809
CBRE Group, Inc. (c)	462,500	39,377,250
Cushman & Wakefield PLC (b)(c)	2,072,173	26,813,919
Jones Lang LaSalle, Inc. (c)	116,227	20,276,962
Newmark Group, Inc.	2,459,800	19,727,596
WeWork, Inc. (b)(c)	335,708	389,421
		106,994,957
TOTAL REAL ESTATE		702,556,638
UTILITIES - 1.6%
Electric Utilities - 1.3%
Allete, Inc.	393,710	24,091,115
Constellation Energy Corp.	1,303,455	97,615,745
Duke Energy Corp.	231,300	21,802,338
Edison International	581,500	38,501,115
Entergy Corp.	148,300	15,255,621
Evergy, Inc.	1,239,564	72,898,759
Exelon Corp.	750,066	30,295,166
FirstEnergy Corp.	463,200	18,314,928
IDACORP, Inc.	271,416	28,064,414
NextEra Energy, Inc.	1,535,900	109,094,977
OGE Energy Corp.	582,300	20,799,756
PG&E Corp. (c)	13,465,166	210,325,893
Pinnacle West Capital Corp.	83,200	6,130,176
Portland General Electric Co.	702,100	33,560,380
PPL Corp.	850,500	23,023,035
Southern Co.	2,190,666	138,143,398
		887,916,816
Gas Utilities - 0.0%
Brookfield Infrastructure Corp. A Shares (b)	314,400	13,585,224
China Resource Gas Group Ltd.	262,200	1,105,667
New Jersey Resources Corp. (b)	106,650	5,442,350
		20,133,241
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	114,730	3,195,231
Clearway Energy, Inc. Class C (b)	53,490	1,680,121
Energy Harbor Corp. (c)	59,500	4,581,500
The AES Corp.	1,748,300	43,148,044
		52,604,896
Multi-Utilities - 0.2%
Dominion Energy, Inc.	1,485,117	82,602,208
NiSource, Inc.	543,300	14,902,719
Public Service Enterprise Group, Inc.	167,600	10,128,068
Sempra Energy	219,300	32,886,228
		140,519,223
TOTAL UTILITIES		1,101,174,176
TOTAL COMMON STOCKS (Cost $26,700,908,105)		31,764,042,752

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (c)	788,200	10,010,140
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	1,711,420	69,172,358
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $84,495,271)		79,182,498

Nonconvertible Bonds - 0.6%
	Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.0552% 3/25/24 (g)(h)	1,000,000	1,000,053
0.9% 3/25/24	3,000,000	2,860,907
NTT Finance Corp. 0.583% 3/1/24 (a)	2,000,000	1,904,631
Verizon Communications, Inc. 0.75% 3/22/24	1,000,000	952,902
		6,718,493
Media - 0.0%
Comcast Corp. 3.7% 4/15/24	2,000,000	1,964,018
Magallanes, Inc. 3.638% 3/15/25 (a)	3,000,000	2,861,523
		4,825,541
Wireless Telecommunication Services - 0.0%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	2,000,000	1,915,723
TOTAL COMMUNICATION SERVICES		13,459,757
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.2646% 4/1/25 (a)(g)(h)	1,000,000	1,003,790
Daimler Finance North America LLC:
0.75% 3/1/24 (a)	2,500,000	2,387,690
5.5% 11/27/24 (a)	1,000,000	1,002,532
General Motors Financial Co., Inc.:
1.2% 10/15/24	3,000,000	2,788,390
1.7% 8/18/23	2,000,000	1,962,447
3.95% 4/13/24	3,000,000	2,942,058
4.35% 4/9/25	3,000,000	2,913,477
Volkswagen Group of America Finance LLC 3.95% 6/6/25 (a)	3,000,000	2,900,698
		17,901,082
Multiline Retail - 0.0%
Dollar General Corp. 4.25% 9/20/24	3,000,000	2,947,256
Dollar Tree, Inc. 4% 5/15/25	1,500,000	1,456,773
		4,404,029
Specialty Retail - 0.0%
AutoZone, Inc.:
3.125% 4/21/26	1,500,000	1,406,661
3.625% 4/15/25	3,000,000	2,894,643
Lowe's Companies, Inc. 4% 4/15/25	1,500,000	1,460,784
Ross Stores, Inc. 0.875% 4/15/26	1,500,000	1,312,618
		7,074,706
TOTAL CONSUMER DISCRETIONARY		29,379,817
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. 3.6% 5/9/24	3,000,000	2,939,129
Food & Staples Retailing - 0.0%
7-Eleven, Inc. 0.8% 2/10/24 (a)	2,000,000	1,910,381
Food Products - 0.0%
JDE Peet's BV 0.8% 9/24/24 (a)	2,000,000	1,840,845
Tobacco - 0.0%
BAT Capital Corp. 3.222% 8/15/24	3,000,000	2,891,249
Imperial Tobacco Finance PLC 3.5% 7/26/26 (a)	1,000,000	920,802
Philip Morris International, Inc.:
2.875% 5/1/24	3,000,000	2,911,959
5.125% 11/15/24	2,200,000	2,193,125
Reynolds American, Inc. 4.45% 6/12/25	4,000,000	3,892,309
		12,809,444
TOTAL CONSUMER STAPLES		19,499,799
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	1,000,000	893,840
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,000,000	1,846,932
DCP Midstream Operating LP 5.375% 7/15/25	3,000,000	2,962,998
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.1834% 2/16/24 (g)(h)	3,000,000	2,993,715
4% 10/1/23	3,000,000	2,974,408
Energy Transfer LP:
2.9% 5/15/25	2,000,000	1,887,480
4.25% 4/1/24	3,000,000	2,953,029
5.875% 1/15/24	3,000,000	3,002,904
EQT Corp. 5.678% 10/1/25	3,000,000	2,960,745
Hess Corp. 3.5% 7/15/24	1,500,000	1,464,218
MPLX LP:
4% 2/15/25	2,000,000	1,940,532
4.5% 7/15/23	3,000,000	2,989,312
Phillips 66 Co. 3.85% 4/9/25	2,000,000	1,941,496
Pioneer Natural Resources Co. 1.125% 1/15/26	1,500,000	1,335,692
Plains All American Pipeline LP/PAA Finance Corp. 3.85% 10/15/23	3,000,000	2,968,196
The Williams Companies, Inc.:
3.9% 1/15/25	3,000,000	2,911,749
4.55% 6/24/24	3,000,000	2,958,587
5.4% 3/2/26	312,000	312,015
		40,404,008
TOTAL ENERGY		41,297,848
FINANCIALS - 0.3%
Banks - 0.2%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (g)(h)	2,000,000	1,979,101
0.81% 10/24/24 (g)	3,000,000	2,906,216
3.366% 1/23/26 (g)	3,000,000	2,871,672
3.458% 3/15/25 (g)	3,000,000	2,932,087
3.95% 4/21/25	3,000,000	2,907,988
Barclays PLC:
1.007% 12/10/24 (g)	3,000,000	2,888,670
2.852% 5/7/26 (g)	1,000,000	936,293
3.932% 5/7/25 (g)	3,000,000	2,919,952
7.325% 11/2/26 (g)	1,500,000	1,552,166
BNP Paribas SA 2.219% 6/9/26 (a)(g)	1,500,000	1,385,408
BPCE SA 5.975% 1/18/27 (a)(g)	3,000,000	2,996,369
Canadian Imperial Bank of Commerce 3.945% 8/4/25	2,000,000	1,937,503
Citigroup, Inc.:
0.981% 5/1/25 (g)	2,000,000	1,888,806
2.014% 1/25/26 (g)	1,500,000	1,398,869
3.106% 4/8/26 (g)	2,000,000	1,899,253
Citizens Bank NA 4.119% 5/23/25 (g)	3,000,000	2,928,366
Danske Bank A/S:
3.773% 3/28/25 (a)(g)	1,020,000	998,166
6.466% 1/9/26 (a)(g)	1,960,000	1,972,047
DNB Bank ASA:
0.856% 9/30/25 (a)(g)	1,000,000	923,363
2.968% 3/28/25 (a)(g)	3,000,000	2,904,745
Fifth Third Bancorp 2.375% 1/28/25	3,000,000	2,832,833
HSBC Holdings PLC:
0.976% 5/24/25 (g)	3,000,000	2,822,059
1.162% 11/22/24 (g)	3,000,000	2,894,418
1.645% 4/18/26 (g)	1,000,000	916,103
3.803% 3/11/25 (g)	3,000,000	2,936,970
Huntington Bancshares, Inc. 2.625% 8/6/24	1,000,000	961,673
Huntington National Bank 5.699% 11/18/25 (g)	1,792,000	1,794,454
Intesa Sanpaolo SpA 3.25% 9/23/24 (a)	3,000,000	2,857,590
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.4712% 2/24/26 (g)(h)	3,000,000	3,004,560
0.563% 2/16/25 (g)	3,000,000	2,844,799
3.22% 3/1/25 (g)	3,000,000	2,927,969
3.845% 6/14/25 (g)	3,000,000	2,928,416
4.023% 12/5/24 (g)	3,000,000	2,960,917
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.7069% 6/14/24 (g)(h)	3,000,000	2,993,160
KeyCorp 3.878% 5/23/25 (g)	1,500,000	1,467,580
Mitsubishi UFJ Financial Group, Inc. 0.953% 7/19/25 (g)	2,000,000	1,867,129
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (g)	3,000,000	2,921,156
1.234% 5/22/27 (g)	1,000,000	866,897
2.226% 5/25/26 (g)	2,000,000	1,846,523
NatWest Group PLC:
3.875% 9/12/23	1,500,000	1,485,363
5.847% 3/2/27 (g)	1,288,000	1,288,654
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 5.863% 3/22/25 (a)(g)(h)	2,000,000	2,002,718
0.8% 8/12/24 (a)	3,000,000	2,794,768
Rabobank Nederland New York Branch 3.875% 8/22/24	2,000,000	1,960,431
Royal Bank of Canada 2.55% 7/16/24	2,000,000	1,926,000
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,000,000	2,920,706
4.26% 6/9/25 (g)	3,000,000	2,914,958
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 5.5243% 1/21/26 (a)(g)(h)	3,000,000	2,973,570
3.875% 3/28/24 (a)	3,000,000	2,939,046
Sumitomo Mitsui Financial Group, Inc.:
2.696% 7/16/24	1,500,000	1,443,799
5.464% 1/13/26	3,000,000	2,993,414
The Toronto-Dominion Bank 1.2% 6/3/26	1,000,000	876,195
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.7538% 6/9/25 (g)(h)	3,000,000	2,976,720
U.S. Bancorp 3.1% 4/27/26	1,500,000	1,407,828
Wells Fargo & Co.:
0.805% 5/19/25 (g)	2,500,000	2,360,191
2.164% 2/11/26 (g)	1,000,000	934,573
2.406% 10/30/25 (g)	3,000,000	2,845,538
3% 2/19/25	3,000,000	2,872,088
		129,688,806
Capital Markets - 0.1%
Bank of New York, New York 5.224% 11/21/25 (g)	690,000	687,586
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (g)	3,000,000	2,839,834
3.961% 11/26/25 (g)	3,000,000	2,877,605
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.1779% 1/24/25 (g)(h)	2,000,000	1,996,954
1.757% 1/24/25 (g)	2,000,000	1,925,071
3.625% 2/20/24	2,000,000	1,964,095
Intercontinental Exchange, Inc. 3.65% 5/23/25	1,500,000	1,461,851
Moody's Corp.:
3.75% 3/24/25	3,000,000	2,901,588
4.875% 2/15/24	3,000,000	2,980,415
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.1251% 1/24/25 (g)(h)	3,000,000	2,993,370
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 5.6371% 4/17/25 (g)(h)	2,000,000	2,009,220
0.79% 5/30/25 (g)	3,000,000	2,809,327
0.791% 1/22/25 (g)	3,000,000	2,868,733
3.62% 4/17/25 (g)	3,000,000	2,930,580
UBS Group AG:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.1348% 5/12/26 (a)(g)(h)	2,000,000	2,017,703
4.49% 8/5/25 (a)(g)	2,000,000	1,970,416
		37,234,348
Consumer Finance - 0.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.15% 10/29/23	2,000,000	1,940,732
1.65% 10/29/24	3,000,000	2,783,030
1.75% 1/30/26	1,000,000	883,975
Ally Financial, Inc.:
3.875% 5/21/24	3,000,000	2,937,415
5.125% 9/30/24	3,000,000	2,973,782
5.8% 5/1/25	2,000,000	2,001,321
7.1% 11/15/27	1,620,000	1,681,866
Capital One Financial Corp.:
1.343% 12/6/24 (g)	2,000,000	1,927,657
3.3% 10/30/24	3,000,000	2,896,409
4.166% 5/9/25 (g)	2,000,000	1,955,175
4.985% 7/24/26 (g)	1,500,000	1,475,715
Ford Motor Credit Co. LLC 6.95% 3/6/26	65,000	64,992
Synchrony Financial:
4.5% 7/23/25	3,000,000	2,888,484
4.875% 6/13/25	3,000,000	2,919,040
		29,329,593
Diversified Financial Services - 0.0%
AIG Global Funding 0.9% 9/22/25 (a)	2,000,000	1,791,280
Athene Global Funding:
1.608% 6/29/26 (a)	1,000,000	860,861
1.716% 1/7/25 (a)	3,000,000	2,780,105
Corebridge Financial, Inc. 3.5% 4/4/25 (a)	1,500,000	1,434,749
Jackson Financial, Inc. 1.125% 11/22/23	2,000,000	1,938,324
		8,805,319
Insurance - 0.0%
American International Group, Inc. 4.125% 2/15/24	3,000,000	2,960,370
Equitable Financial Life Global Funding 1.1% 11/12/24 (a)	3,000,000	2,792,752
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	3,000,000	2,949,598
		8,702,720
TOTAL FINANCIALS		213,760,786
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc.:
5.15% 3/2/28 (i)	342,000	340,647
5.25% 3/2/25 (i)	2,000,000	1,995,552
		2,336,199
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.363% 6/6/24	3,000,000	2,923,282
Boston Scientific Corp.:
1.9% 6/1/25	3,000,000	2,788,269
3.45% 3/1/24	3,000,000	2,944,392
		8,655,943
Health Care Providers & Services - 0.1%
Cigna Group:
0.613% 3/15/24	3,000,000	2,856,530
4.125% 11/15/25	1,500,000	1,458,696
CVS Health Corp. 5% 2/20/26	2,000,000	1,988,988
Humana, Inc. 0.65% 8/3/23	3,000,000	2,941,061
		9,245,275
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 0.85% 9/15/24	3,000,000	2,791,363
Pharmaceuticals - 0.0%
AstraZeneca Finance LLC 0.7% 5/28/24	1,500,000	1,418,783
Bristol-Myers Squibb Co. 2.9% 7/26/24	3,000,000	2,907,780
GSK Consumer Healthcare Capital 3.125% 3/24/25	1,000,000	950,852
Viatris, Inc. 1.65% 6/22/25	3,000,000	2,730,811
		8,008,226
TOTAL HEALTH CARE		31,037,006
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
The Boeing Co.:
1.95% 2/1/24	3,000,000	2,897,357
4.875% 5/1/25	3,000,000	2,958,003
		5,855,360
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	3,000,000	2,817,555
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.2% 3/15/25	1,500,000	1,436,275
Machinery - 0.0%
Daimler Trucks Finance North America LLC 5.2% 1/17/25 (a)	610,000	606,078
Otis Worldwide Corp. 2.056% 4/5/25	3,000,000	2,798,578
Parker Hannifin Corp. 3.65% 6/15/24	1,500,000	1,466,308
		4,870,964
Road & Rail - 0.0%
Canadian Pacific Railway Co. 1.35% 12/2/24	3,000,000	2,796,528
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
2.3% 2/1/25	3,000,000	2,800,433
3.375% 7/1/25	3,000,000	2,828,676
		5,629,109
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (a)	2,500,000	2,325,268
TOTAL INDUSTRIALS		25,731,059
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp. 5.85% 7/15/25	1,500,000	1,509,093
Software - 0.0%
Roper Technologies, Inc.:
1% 9/15/25	2,000,000	1,801,764
2.35% 9/15/24	2,000,000	1,909,239
VMware, Inc. 1% 8/15/24	2,000,000	1,868,713
		5,579,716
TOTAL INFORMATION TECHNOLOGY		7,088,809
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese U.S. Holdings LLC 5.9% 7/5/24	3,000,000	2,996,559
Nutrien Ltd. 5.9% 11/7/24	1,996,000	2,006,655
		5,003,214
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Federal Realty Investment Trust 3.95% 1/15/24	3,000,000	2,955,744
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,000,000	2,982,463
4.5% 1/15/25	3,000,000	2,925,987
Ventas Realty LP 3.5% 4/15/24	3,000,000	2,918,177
WP Carey, Inc. 4.6% 4/1/24	3,000,000	2,961,880
		14,744,251
UTILITIES - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp. 2.65% 9/1/26	1,000,000	913,212
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 4.7164% 6/28/24 (g)(h)	2,000,000	1,972,860
Southern California Edison Co. 3.7% 8/1/25	1,500,000	1,440,685
Tampa Electric Co. 3.875% 7/12/24	2,000,000	1,953,673
		6,280,430
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 3.3% 7/15/25 (a)	2,000,000	1,876,888
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (g)(h)	3,000,000	2,985,604
DTE Energy Co. 4.22% 11/1/24	3,000,000	2,934,079
NiSource, Inc. 0.95% 8/15/25	3,000,000	2,704,758
		8,624,441
TOTAL UTILITIES		16,781,759
TOTAL NONCONVERTIBLE BONDS (Cost $416,809,762)		417,784,105

Equity Funds - 51.9%
	Shares	Value ($)
Large Blend Funds - 4.7%
Fidelity SAI U.S. Large Cap Index Fund (j)	74,368,495	1,296,242,866
Fidelity SAI U.S. Low Volatility Index Fund (j)	120,516,405	1,972,853,546
iShares S&P 500 Index ETF	42,682	16,986,156
TOTAL LARGE BLEND FUNDS		3,286,082,568
Large Growth Funds - 36.9%
Fidelity Blue Chip Growth Fund (j)	12,307,361	1,546,542,958
Fidelity Contrafund (j)	374,387,090	4,698,557,974
Fidelity Growth Company Fund (j)	273,779,561	6,732,239,406
Fidelity Magellan Fund (j)	393,780,698	4,398,530,397
Fidelity SAI U.S. Momentum Index Fund (j)	828,952	11,041,641
Fidelity SAI U.S. Quality Index Fund (j)	524,737,368	8,201,645,062
TOTAL LARGE GROWTH FUNDS		25,588,557,438
Large Value Funds - 5.9%
Fidelity Large Cap Value Enhanced Index Fund (j)	216,355,199	3,126,332,619
Fidelity SAI U.S. Value Index Fund (j)	84,539,076	932,466,005
TOTAL LARGE VALUE FUNDS		4,058,798,624
Mid-Cap Blend Funds - 1.1%
Fidelity SAI Small-Mid Cap 500 Index Fund (j)	138,148,658	787,447,353
Mid-Cap Growth Funds - 1.3%
Fidelity Extended Market Index Fund (j)	12,963,292	890,707,769
Small Blend Funds - 0.9%
Fidelity Small Cap Discovery Fund (j)	25,411,433	635,539,942
Fidelity Small Cap Index Fund (j)	474,234	11,111,296
TOTAL SMALL BLEND FUNDS		646,651,238
Small Growth Funds - 1.1%
Fidelity Advisor Small Cap Growth Fund Class Z (c)(j)	28,267,733	732,134,277
TOTAL EQUITY FUNDS (Cost $36,600,397,114)		35,990,379,267

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (j)	1,313,459	12,162,626
Other - 0.0%
BX Commercial Mortgage Trust floater Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (a)(g)(h)	2,320,975	2,286,469
BX Trust floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (a)(g)(h)	1,128,989	1,123,317
Series 2021-SOAR Class A, 5.258% 6/15/38 (a)(g)	399,970	392,902
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 5.658% 12/15/37 (a)(g)(h)	2,200,000	2,192,407
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.8924% 7/15/33 (a)(g)(h)	2,000,000	1,969,724
Citizens Bank NA 2.25% 4/28/25	3,000,000	2,804,118
Enterprise Fleet Financing Series 2023-1 Class A2, 5.51% 1/22/29 (a)	1,136,000	1,136,710
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (a)	1,409,000	1,264,319
GS Mortgage Securities Trust floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (a)(g)(h)	2,300,000	2,181,442
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (a)(g)(h)	2,500,000	2,490,619
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (a)(g)(h)	1,808,665	1,775,874
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 5.488% 10/15/37 (a)(g)(h)	1,827,743	1,813,435
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	430,766	405,620
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (a)	767,000	766,695
Truist Bank:
1.5% 3/10/25	2,000,000	1,857,036
3.689% 8/2/24 (g)	3,000,000	2,976,420
Voya CLO Ltd./Voya CLO LLC Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (a)(g)(h)	2,000,000	1,966,174
TOTAL OTHER		29,403,281
TOTAL OTHER (Cost $40,833,476)		41,565,907

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.69% to 4.72% 1/25/24 (k)	20,458,100	19,575,353
U.S. Treasury Notes:
3.875% 1/15/26 (k)	46,029,300	45,238,171
4.25% 9/30/24 (k)	54,476,800	53,861,808
4.25% 12/31/24 (k)	28,743,600	28,421,357
TOTAL U.S. TREASURY OBLIGATIONS (Cost $148,389,811)		147,096,689

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (l)	968,961,344	969,155,136
Fidelity Securities Lending Cash Central Fund 4.63% (l)(m)	690,254,338	690,323,363
TOTAL MONEY MARKET FUNDS (Cost $1,659,474,737)		1,659,478,499

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $65,651,308,276)	70,099,529,717
NET OTHER ASSETS (LIABILITIES) - (1.0)% (n)	(725,354,980)
NET ASSETS - 100.0%	69,374,174,737

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	11	Mar 2023	1,044,505	10,802	10,802
CME E-mini S&P 500 Index Contracts (United States)	219	Mar 2023	43,531,725	72,461	72,461
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Mar 2023	1,041,280	79,647	79,647

TOTAL EQUITY INDEX CONTRACTS					162,910

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	200	Jun 2023	40,745,313	(3,438)	(3,438)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	175	Jun 2023	18,734,570	(3,016)	(3,016)

TOTAL TREASURY CONTRACTS					(6,454)

TOTAL FUTURES CONTRACTS					156,456
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	700	5,320,000	70.00	03/17/23	(455,000)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	24	182,400	75.00	03/17/23	(6,120)
General Electric Co.	Chicago Board Options Exchange	2,600	22,024,600	85.00	03/17/23	(577,200)

TOTAL WRITTEN OPTIONS						(1,038,320)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 33.5 basis points	Monthly	Bank of America, N.A.	Nov 2023	203,514,393	(7,705,042)	0	(7,705,042)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 28 basis points	Monthly	Goldman Sachs Intl.	Nov 2023	216,872,989	(8,202,582)	0	(8,202,582)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 29 basis points	Monthly	Morgan Stanley Capital Services LLC	May 2023	212,516,734	(8,039,283)	0	(8,039,283)
TOTAL RETURN SWAPS								(23,946,907)	0	(23,946,907)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,376,476 or 0.2% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $27,527,000.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,886,533 or 0.0% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Affiliated Fund
(k)	Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $44,898,174.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
(n)	Includes $2,444,600 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,343,850

Cvent Holding Corp.	7/23/21	2,677,440

Mirion Technologies, Inc.	6/16/21	14,306,130

Vertiv Holdings LLC	2/06/20	6,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	699,065,513	4,493,162,117	4,223,072,494	16,859,823	-	-	969,155,136	2.2%
Fidelity Securities Lending Cash Central Fund 4.63%	538,532,731	2,574,910,918	2,423,120,286	1,354,694	-	-	690,323,363	2.2%
Total	1,237,598,244	7,068,073,035	6,646,192,780	18,214,517	-	-	1,659,478,499

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	645,592,892	45,000,000	-	-	-	41,541,385	732,134,277
Fidelity Blue Chip Growth Fund	728,703,693	786,274,046	-	3,542,580	-	31,565,219	1,546,542,958
Fidelity Contrafund	4,252,277,077	1,047,955,209	-	463,094,280	-	(601,674,312)	4,698,557,974
Fidelity Extended Market Index Fund	9,653,628	997,457,239	147,188,610	2,649,692	(3,810,421)	34,595,933	890,707,769
Fidelity Growth Company Fund	5,757,358,880	1,373,417,175	-	404,264,240	-	(398,536,649)	6,732,239,406
Fidelity Large Cap Value Enhanced Index Fund	3,223,774,368	137,718,648	-	137,718,648	-	(235,160,397)	3,126,332,619
Fidelity Magellan Fund	3,775,907,772	737,188,583	-	29,934,636	-	(114,565,958)	4,398,530,397
Fidelity SAI Inflation-Focused Fund	15,530,401	1,468,909	-	1,468,909	-	(4,836,684)	12,162,626
Fidelity SAI Small-Mid Cap 500 Index Fund	-	754,850,238	-	3,872,806	-	32,597,115	787,447,353
Fidelity SAI U.S. Large Cap Index Fund	1,226,602,131	4,635,818,235	4,472,959,301	125,349,472	(74,197,172)	(19,021,027)	1,296,242,866
Fidelity SAI U.S. Low Volatility Index Fund	3,443,908,174	158,638,175	1,409,339,182	105,660,953	(67,141,724)	(153,211,897)	1,972,853,546
Fidelity SAI U.S. Momentum Index Fund	2,661,523,137	76,238,103	2,691,044,543	39,388,309	(99,748,474)	64,073,418	11,041,641
Fidelity SAI U.S. Quality Index Fund	8,581,412,523	734,151,614	684,418,637	118,162,617	(91,742,666)	(337,757,772)	8,201,645,062
Fidelity SAI U.S. Value Index Fund	2,398,664,563	417,264,920	1,425,000,000	223,356,553	(15,950,871)	(442,512,607)	932,466,005
Fidelity Small Cap Discovery Fund	614,067,483	61,760,350	-	61,760,350	-	(40,287,891)	635,539,942
Fidelity Small Cap Index Fund	10,781,226	127,857	-	127,857	-	202,213	11,111,296
	37,345,757,948	11,965,329,301	10,829,950,273	1,720,351,902	(352,591,328)	(2,142,989,911)	35,985,555,737

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
RAPT Therapeutics, Inc.	24,319,206	3,213,079	29,050,295	-	(4,186,552)	23,569,816	-
Total	24,319,206	3,213,079	29,050,295	-	(4,186,552)	23,569,816	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.